Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Company
Condensed Financial Information of the Company

34       Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s Consolidated Financial Statements. The results of operations reflected in the financial statements prepared in accordance with IFRS differ from those reflected in the statutory financial statements of the Company prepared in accordance with Lux GAAP (see Note 26.c).

Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRS have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the Consolidated Financial Statements of the Group.

For the purpose of presenting parent only financial information, the Company records its investments in subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as Investments in subsidiaries and the income/loss of the subsidiaries are presented as Share of (loss) / income in subsidiaries and associates. Certain information and footnote disclosures generally included in the Consolidated Financial Statements prepared in accordance with IFRS have been condensed and omitted.

As of December 31, 2022, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those that have been separately disclosed in the Consolidated Financial Statements, mainly included in Note 22 and 26.b.

34       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF INCOME

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Continuing operations
Selling, general and administrative expenses	(7,342)	(5,697)	(5,568)
Other operating income	6	-	-
Other operating expense	(5)	-	-
Operating loss	(7,341)	(5,697)	(5,568)
Share of income / (loss) in subsidiaries and associates	182,050	(88,022)	(241,693)
Income / (loss) before financial results and income tax	174,709	(93,719)	(247,261)
Financial income	1,874	53	99
Financial loss	(429)	(431)	(400)
Income / (loss) before income tax from continuing operations	176,154	(94,097)	(247,562)
Income tax	(1,307)	(1,028)	1,028
Income / (loss) for the year from continuing operations	174,847	(95,125)	(246,534)
Loss from discontinued operations	-	(21,196)	(4,492)
Income / (loss) for the year	174,847	(116,321)	(251,026)

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	For the year ended	For the year ended	For the year ended
	December	December	December
	31, 2022	31, 2021	31, 2020
Income / (loss) for the year	174,847	(116,321)	(251,026)

Items that may be reclassified to profit or loss:
Share of other comprehensive loss from subsidiaries and associates from continuing operations	70,849	94,703	(24,675)
Other comprehensive income / (loss) for the year, net of income tax from continuing operations	70,849	94,703	(24,675)
Currency translation adjustment from discontinued operations	-	920	(578)
Other comprehensive income (loss) of discontinued operations for the year, net of income tax	-	920	(578)
Total comprehensive income / (loss) for the year	245,696	(20,698)	(276,279)

34       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF FINANCIAL POSITION

	At December	At December
	31, 2022	31, 2021

ASSETS
Non-current assets
Property, plant and equipment, net	15	18
Right-of-use asset	56	110
Investments in subsidiaries	738,851	505,635
Current assets
Other receivables	133	228
Cash and cash equivalents	1,220	1,614
Total assets	740,275	507,605

EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,600)	(4,772)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(251,145)	(321,731)
Legal reserves	1,081	1,081
Other reserves	(1,343,219)	(1,343,639)
Retained earnings	230,387	55,202
Equity	716,095	469,732

LIABILITIES
Non-current liabilities
Deferred tax liabilities	1,230	1,028
Lease liabilities	17	79
Current liabilities
Borrowings	20,354	19,928
Other liabilities	2,024	16,226
Lease liabilities	36	32
Trade payables	519	580
Total liabilities	24,180	37,873
Total equity and liabilities	740,275	507,605

34       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF CASH FLOWS

	For the year ended	For the year ended	For the year ended
Cash flows from operating activities	December 31, 2022	December 31, 2021	December 31, 2020
Income / (loss) for the year from continuing operations	174,847	(95,125)	(246,534)
Adjustments for:
Amortization and depreciation	57	50	62
Deferred income tax	202	1,028	(1,028)
Income tax accrued	1,105	-	-
Share of income / (loss) in subsidiaries and associates	(182,050)	88,022	241,693
Interest expense	426	426	395
Net foreign exchange	(1,874)	(51)	(95)
Other financial results, net	3	4	4
Share base compensation	317	-	-
Changes in working capital	760	721	(184)
Net cash used in operating activities	(6,207)	(4,925)	(5,687)
Net cash used in discontinued activities	-	-	-
Cash contribution in subsidiaries and associates	(36,417)	(4,544)	(16,630)
Dividends from subsidiaries	57,000	11,494	15,944
Net cash provided by / (used in) investing activities	20,583	6,950	(686)
Net cash used in discontinued investing activities	(14,700)	(2,495)	(100)
Proceeds from borrowings	-	-	8,100
Principal elements of lease payments	(53)	(51)	(56)
Net cash (used in) / provided by financing activities	(53)	(51)	8,044
Net cash used in discontinued operations from financing activities	-	-	-

Increase in cash and cash equivalents	14,323	1,974	1,671
Decrease in cash and cash equivalents from discontinued operations	(14,700)	(2,495)	(100)

Cash and cash equivalents
At the beginning of the year	1,614	2,166	552
Effect of exchange rate changes in cash and cash equivalents	(17)	(31)	43
(Decrease) / increase in cash and cash equivalents	(377)	(521)	1,571
At the end of the year	1,220	1,614	2,166